Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: November 13, 2008

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	8
Collection Period Beginning Date	10/01/2008
Collection Period Ending Date	10/31/2008
LIBOR Determination Date	10/13/2008
Payment Date	11/17/2008

I DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$21,795,636.47	$21,795,636.47	$0.00	0.00000	4/15/2009
Class A-2-A Notes	$102,000,000.00	$102,000,000.00	$187,211.31	$101,812,788.69	0.99816	2/15/2011
Class A-2-B Notes	$143,000,000.00	$143,000,000.00	$262,462.91	$142,737,537.09	0.99816	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015

Total Securities	$814,825,000.00	$635,620,636.47	$22,245,310.69	$613,375,325.78	0.75277

Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,069,075.13		$2,069,075.13
Net Pool Balance	$820,573,733.90	$649,160,103.08		$626,914,792.39

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$21,795,636.47	$54,548.18
Class A-2-A Notes	3.58000%	$102,000,000.00	$304,300.00
Class A-2-B Notes (1ML + 1.25%)	5.81000%	$143,000,000.00	$761,594.17
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	6.56000%	$30,000,000.00	$180,400.00
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$635,620,636.47	$2,632,119.53

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$108.44	$0.27	$108.71
Class A-2-A Notes	$1.84	$2.98	$4.82
Class A-2-B Notes	$1.84	$5.33	$7.16
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$6.01	$6.01
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: November 13, 2008

II AVAILABLE FUNDS

Interest Collections	$4,462,647.14
Principal Collections	$20,625,485.09
Liquidation Proceeds	$529,738.25
Recoveries	$195,056.37
Total Fees Advanced to Servicer	$(56,773.69)

Total Collections	25,756,153.16

Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00

Reserve Account Draw Amount	$0.00
Net Swap Receipt - Class A-2-B	$329,615.00
Net Swap Receipt - Class A-4-B	$58,275.00
Total Net Swap Receipts	$387,890.00

Total Available Funds	$26,144,043.16

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$270,483.38	$270,483.38	$0.00	$0.00	$25,873,559.78
Net Swap Payment - Class A-2-B	$0.00	$0.00	$0.00	$0.00	$25,873,559.78
Net Swap Payment - Class A-4-B	$0.00	$0.00	$0.00	$0.00	$25,873,559.78
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$25,873,559.78
Class A-1 Note Interest	$54,548.18	$54,548.18	$0.00	$0.00	$25,819,011.61
Class A-2-A Note Interest	$304,300.00	$304,300.00	$0.00	$0.00	$25,514,711.61
Class A-2-B Note Interest	$761,594.17	$761,594.17	$0.00	$0.00	$24,753,117.44
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$24,220,625.77
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$23,751,650.77
Class A-4-B Note Interest	$180,400.00	$180,400.00	$0.00	$0.00	$23,571,250.77
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,571,250.77
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$23,475,170.15
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,475,170.15
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$23,371,232.55
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$23,371,232.55
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$23,241,440.25
Fourth Allocation of Principal	$8,705,844.08	$8,705,844.08	$0.00	$0.00	$14,535,596.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,535,596.17
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$996,129.56
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$996,129.56
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$996,129.56
Remaining Funds to Residual Certificateholder	$996,129.56	$996,129.56	$(0.00)	$0.00	$(0.00)

	$26,144,043.16	$26,144,043.16

Principal Payment:

First Allocation of Principal		$0.00
Second Allocation of Principal		$0.00
Third Allocation of Principal		$0.00
Fourth Allocation of Principal		$8,705,844.08
Regular Principal Distribution Amount		$13,539,466.61

Total		$22,245,310.69

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: November 13, 2008

IV POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$649,160,103.08	$626,914,792.39	0.763996
Number of Receivables Outstanding	50,188	44,862	44,129
Weighted Average Contract Rate	8.2025	8.2201	8.2208
Weighted Average Remaining Term (mos)	57	51	50

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,051,422.00
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,051,422.00
Beginning Reserve Account Balance	$2,069,075.13
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,069,075.13

VII LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	91	$1,090,087.35
(Recoveries for Collection Period)	28	$195,056.37

Losses Net of Recoveries for Collection Period	63	$895,030.98
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.1091%

Cumulative Losses Net of Recoveries for All Collection Period	303	4,435,281.84
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.5405%

Receivables 30-59 Days Delinquent	363	$5,944,479.95
As % of Ending Pool Balance	0.82%	0.95%

Receivables 60-89 Days Delinquent	93	$1,558,107.49
As % of Ending Pool Balance	0.21%	0.25%

Receivables 90+ Days Delinquent	58	$820,775.07
As % of Ending Pool Balance	0.13%	0.13%

Total Delinquencies	514	$8,323,362.51
As % of Ending Pool Balance	1.16%	1.33%

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